Principal Accounting Policies (Other Long-term Assets) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Prepayments in respect of upfront licensing fees	115.8	171.1
Receivables from independent online game companies	23.9	21.4